VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.2%
Australia: 2.8%
Ecograf Ltd. # * †	650,280	$326,447
Orocobre Ltd. # *	114,677	704,810
Piedmont Lithium, Inc. (USD) *	36,100	1,966,006
Rio Tinto Plc (ADR) †	93,300	6,234,306
		9,231,569
Brazil: 1.5%
Vale SA (ADR)	159,100	2,219,445
Yara International ASA (NOK) #	55,300	2,739,355
		4,958,800
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) *	697,800	325,045
Canada: 11.4%
Agnico Eagle Mines Ltd. (USD)	122,722	6,363,136
B2Gold Corp. (USD)	551,400	1,885,788
Barrick Gold Corp. (USD)	331,374	5,981,301
Euro Manganese, Inc. (AUD) # *	944,735	335,756
Kinross Gold Corp. (USD)	753,900	4,040,904
Kirkland Lake Gold Ltd. (USD)	172,531	7,175,564
Nouveau Monde Graphite, Inc. (USD) * †	80,000	448,000
Nutrien Ltd. (USD) (a)	178,565	11,576,369
		37,806,818
Cayman Islands: 1.1%
FREYR Battery SA (USD) *	185,000	1,825,950
FREYR Battery SA (USD) * ø	185,000	1,825,950
		3,651,900
Chile: 1.7%
Lundin Mining Corp. (CAD)	765,100	5,502,969
Finland: 0.9%
Neste Oyj #	51,500	2,905,233
Norway: 2.4%
Equinor ASA (ADR) †	317,900	8,106,450
South Africa: 5.3%
Anglo American Plc (GBP) #	297,300	10,419,962
Sibanye Stillwater Ltd. #	157,954	479,737
Sibanye Stillwater Ltd. (ADR) †	529,600	6,535,264
		17,434,963
Spain: 0.1%
Soltec Power Holdings SA * †	53,900	434,860
United Kingdom: 1.0%
Endeavour Mining Plc (CAD)	151,300	3,405,624
United States: 66.5%
Benson Hill, Inc. * †	132,400	1,264,845
Benson Hill, Inc. # * ø	95,000	671,650
Bunge Ltd.	116,100	9,441,252
ChampionX Corp. *	150,300	3,360,708
Chart Industries, Inc. *	40,700	7,778,177
Chevron Corp.	61,400	6,229,030
Cimarex Energy Co.	121,400	10,586,080
ConocoPhillips	116,743	7,911,673
Corteva, Inc.	86,833	3,653,933
Darling Ingredients, Inc. *	52,600	3,781,940
Devon Energy Corp.	267,378	9,494,593
Diamondback Energy, Inc.	111,647	10,569,622
Enphase Energy, Inc. *	12,200	1,829,634
EQT Corp. *	331,200	6,776,352
EVgo, Inc. # * ø	157,000	1,281,120
FMC Corp.	63,800	5,841,528
Freeport-McMoRan, Inc.	370,900	12,065,377
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	238,100	12,733,588
IPG Photonics Corp. *	28,300	4,482,720
Kirby Corp. *	54,500	2,613,820
Liberty Oilfield Services, Inc. *	424,980	5,155,007
Louisiana-Pacific Corp.	60,900	3,737,433
Mosaic Co.	104,800	3,743,456
MP Materials Corp. * †	114,500	3,690,335
Newmont Corp.	146,396	7,949,303
Ormat Technologies, Inc.	61,400	4,089,854
Pioneer Natural Resources Co.	82,244	13,694,448
Sanderson Farms, Inc.	17,300	3,255,860
SolarEdge Technologies, Inc. *	39,000	10,343,580
Solaris Oilfield Infrastructure, Inc.	269,600	2,248,464
Stem, Inc. # * ø	177,000	4,228,530
Stem, Inc. *	267,132	6,381,783
Sunrun, Inc. * †	214,000	9,416,000
TuSimple Holdings, Inc. * †	45,390	1,685,331
Tyson Foods, Inc.	86,300	6,812,522
Union Pacific Corp.	11,000	2,156,110
Valero Energy Corp.	126,500	8,927,105
		219,882,763
Zambia: 3.4%
First Quantum Minerals Ltd. (CAD)	604,600	11,193,644
Total Common Stocks (Cost: $212,330,324)		324,840,638
WARRANTS: 0.0%
Cayman Islands: 0.0%
FREYR Battery SA, USD 11.50, expiring 09/01/27	55,100	163,096
United States: 0.0%
Benson Hill, Inc., USD 11.50, expiring 12/24/25	38,225	53,901
Total Warrants (Cost: $106,931)		216,997
MONEY MARKET FUND: 1.8% (Cost: $5,943,688)
Invesco Treasury Portfolio - Institutional Class	5,943,688	5,943,688
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $218,380,943)		331,001,323
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0% (Cost: $9,809,427)
Money Market Fund: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio	9,809,427	9,809,427
Total Investments: 103.0% (Cost: $228,190,370)		340,810,750
Liabilities in excess of other assets: (3.0)%		(9,991,321)
NET ASSETS: 100.0%		$330,819,429

Derivative Contracts – PIPE – As of September 30, 2021

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation)	% of Net Assets
ACON S2	ACON S2 # (b) * ∞	$950,000	10/08/21	$(2,850)	0.0%
Decarbonization Plus	Decarbonization Plus # (b) ∞	$400,000	12/31/21	(2,552)	0.0
				$(5,402)	0.0%

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
PIPE	Private Investment in Public Equity
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $34,283,693.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,087,198 which represents 7.3% of net assets.
*	Non-income producing
(a)	All or a portion of these securities are segregated for the unfunded subscription agreements. Total value of securities segregated is $9,587,320.
ø	Restricted Security – the aggregate value of restricted securities is $6,181,300, or 1.9% of net assets
∞	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(b)	Represents an unfunded subscription agreement in a private investment in a public entity. According to the agreement, the Fund is committed to purchase specified number of shares at a stated price on the settlement date pursuant to the closing of the business combination. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require shareholders approval, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its transactional commitment. The investment is restricted from resale until the settlement date.

Restricted securities held by the fund as of September 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benson Hill, Inc.	09/29/2021	95,000	$950,000	$671,650	0.2%
EVgo, Inc.	06/30/2021	157,000	1,570,000	1,281,120	0.4
FREYR Battery SA	07/06/2021	185,000	1,850,000	1,825,950	0.6
Stem, Inc.	03/04/2021	177,000	1,770,000	4,228,530	1.3
			$4,290,000	$6,181,300	2.5%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.4%	$1,281,120
Consumer Staples	7.4	24,610,320
Energy	29.0	95,964,765
Financials	3.8	12,733,588
Industrials	11.7	38,509,608
Information Technology	5.1	16,655,934
Materials	39.6	131,212,446
Utilities	1.2	4,089,854
Money Market Fund	1.8	5,943,688
	100.0%	$331,001,323